NICHOLAS II, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 2025
SHARES
OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS - 98.02%
	Communication Services - Media & Entertainment -- 1.19%
175,865	Trade Desk, Inc. Class A*	$12,660,521

	Consumer Discretionary - Consumer Discretionary
	Distribution & Retail -- 5.58%
46,070	Burlington Stores, Inc.*	10,717,725
258,240	O'Reilly Automotive, Inc.*	23,275,171
36,740	Ulta Beauty Inc.*	17,187,707
49,433	Williams-Sonoma, Inc.	8,075,869
		59,256,472

	Consumer Discretionary - Consumer Services -- 7.08%
286,255	Chipotle Mexican Grill, Inc.*	16,073,218
32,870	Domino's Pizza, Inc.	14,811,222
39,485	Hilton Worldwide Holdings Inc.	10,516,435
218,900	Service Corporation International	17,818,460
47,464	Wingstop Inc.	15,983,027
		75,202,362

	Consumer Staples - Consumer Staples Distribution & Retail -- 2.04%
201,469	BJ's Wholesale Club Holdings, Inc.*	21,724,402

	Consumer Staples - Food, Beverage & Tobacco -- 1.13%
47,822	Constellation Brands, Inc. Class A	7,779,683
80,750	Lamb Weston Holdings, Inc.	4,186,888
		11,966,571

	Financials - Banks -- 0.77%
149,690	Webster Financial Corporation	8,173,074

	Financials - Financial Services -- 7.56%
70,110	Corpay, Inc.*	23,263,900
54,544	Jack Henry & Associates, Inc.	9,827,193
29,897	Morningstar, Inc.	9,385,565
97,715	Northern Trust Corporation	12,389,285
110,559	Raymond James Financial, Inc.	16,956,434
85,010	Shift4 Payments, Inc.*	8,425,341
		80,247,718

	Health Care - Health Care Equipment & Services -- 8.73%
168,900	Cooper Companies, Inc.*	12,018,924
227,260	Globus Medical Inc Class A*	13,412,885
150,250	Hologic, Inc.*	9,790,290
77,440	ResMed Inc.	19,979,520
72,840	STERIS plc	17,497,625
69,445	Veeva Systems Inc Class A*	19,998,771

92,698,015

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 6.27%
255,609	Bio-Techne Corporation	13,151,083
74,838	IQVIA Holdings Inc*	11,793,720
14,964	Mettler-Toledo International Inc.*	17,578,510
118,455	Revvity, Inc.	11,456,968
515,270	Stevanato Group SpA	12,588,046
		66,568,327

	Industrials - Capital Goods -- 11.31%
193,010	A. O. Smith Corporation	12,655,666
113,045	AMETEK, Inc.	20,456,623
146,152	Fastenal Company	6,138,384
238,700	Fortive Corp.	12,443,431
85,723	IDEX Corporation	15,050,387
55,783	L3Harris Technologies Inc	13,992,608
8,114	Lennox International Inc.	4,651,269
77,500	Nordson Corporation	16,613,675
86,358	Westinghouse Air Brake Technologies Corporation	18,079,047
		120,081,090

	Industrials - Commercial & Professional Services -- 11.86%
80,545	Broadridge Financial Solutions, Inc.	19,574,851
98,875	Paylocity Holding Corp.*	17,915,161
146,233	RB Global, Inc.	15,528,482
55,316	Republic Services, Inc.	13,641,479
252,068	TransUnion	22,181,984
73,465	Verisk Analytics Inc	22,884,348
76,522	Waste Connections, Inc.	14,288,188
		126,014,493

	Industrials - Transportation -- 1.44%
94,415	Old Dominion Freight Line, Inc.	15,323,555

	Information Technology - Semiconductors & Semiconductor Equipment -- 3.47%
265,609	Lattice Semiconductor Corporation*	13,012,185
227,745	Microchip Technology Incorporated	16,026,416
105,635	Skyworks Solutions, Inc.	7,871,920
		36,910,521

	Information Technology - Software & Services -- 18.55%
19,361	CrowdStrike Holdings, Inc. Class A*	9,860,751
81,771	CyberArk Software Ltd.*	33,270,984
438,343	Dynatrace, Inc.*	24,200,917
199,429	Elastic NV*	16,817,848
40,184	Gartner, Inc.*	16,243,176
55,564	Monday.com Ltd.*	17,473,767
41,439	MongoDB, Inc.*	8,701,776
170,346	Okta, Inc. Class A*	17,029,490
42,906	Palo Alto Networks, Inc.*	8,780,284
118,985	PTC Inc.*	20,505,875
76,735	Zscaler, Inc.*	24,090,186
		196,975,054

	Information Technology - Technology Hardware & Equipment -- 4.13%
98,195	CDW Corporation	17,536,645

79,567	Ralliant Corporation*	3,858,188
43,904	Teledyne Technologies Incorporated*	22,492,458
		43,887,291

	Materials - Materials -- 3.22%
78,580	AptarGroup, Inc.	12,292,269
83,801	Vulcan Materials Company	21,856,977
		34,149,246

	Real Estate - Real Estate Management & Development -- 3.69%
158,175	CBRE Group, Inc. Class A*	22,163,481
211,706	CoStar Group, Inc.*	17,021,162
		39,184,643

	TOTAL COMMON STOCKS
	(cost $542,731,011)	1,041,023,355

SHORT-TERM INVESTMENTS - 2.07%
	Money Market Deposit Account -- 1.13%
$11,967,318	U.S. Bank Money Market, 4.20%	11,967,318

	Money Market Fund -- 0.94%
10,000,000	First American Money Market Funds Government Obligations Fund - X Class,
	7-day net yield, 4.265%	10,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $21,967,318)	21,967,318

	TOTAL INVESTMENTS
	(cost $564,698,329) - 100.09%	1,062,990,673

	LIABILITIES, NET OF OTHER ASSETS - (0.09)%	(990,361)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$1,062,000,312

* Non-income producing security.

	The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820 -10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2025, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$1,041,023,355
Money Market Deposit Account	11,967,318
Money Market Fund	10,000,000
Level 2
None	—
Level 3
None	—
Total	$1,062,990,673

(1) See Schedule above for further detail by industry.